Business acquisitions (Summary of proforma information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Business Acquisition [Line Items]
Revenues	$ 275.3	$ 254.3
Revenues	323.4	254.3
Net income	43.8	86.4
Net Income	$ 60.2	$ 82.9